GENERAL	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	General:

Senstar Technologies corporation (as a successor of Senstar Technologies Ltd.) ("the Parent Company" or "Senstar") and its subsidiaries (together - "the Company") is a leading international provider of comprehensive physical, video, and access control security products and solutions. The Company offers comprehensive solutions for critical sites, which leverage its broad portfolio of homegrown PIDS (Perimeter Intrusion Detection Systems), advanced VMS (Video Management Software) with native IVA (Intelligent Video Analytics) security solutions, as well as access control products and technologies.

Effective March 18, 2024, Senstar Technologies Ltd. redomiciled as an Ontario organized company (See Note 17: Subsequent Events). In this Annual Report, because Senstar Technologies Corporation is the successor company to Senstar Technologies Ltd. in the Merger which closed on March 18, 2024, we are presenting the results of Senstar Technologies Ltd.’s operations for the years ended December 31, 2023, 2022 and 2021 and as of December 31, 2023 and 2022. Refer to Note 17 for further information related to the Merger.

b.
On February 7, 2021, the Company entered into an agreement (the “Purchase Agreement”) with Aeronautics Ltd., a subsidiary of RAFAEL Advanced Defense Systems Ltd., to sell the Company’s Integrated Solutions Division (the “Projects Division”), representing substantially all of the Company’s Integrated Solutions segment for total consideration of $35 million in cash at closing. On June 30, 2021, the Company completed the sale. The divestiture of the Company’s Integrated Solutions Division represented a strategic shift in the Company's operations.

Discontinued operation:

Under ASC 205-20, "Discontinued Operation" when a component of an entity, as defined in ASC 205-20, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its component are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the Company’s consolidated operations and the Company will have no significant continuing involvement in the operations of the component.

Following the sale of the Projects Division, the Projects Division's results of operations and statement of financial position balances are disclosed as a discontinued operation, including the resulting income from the sale. All prior periods comparable results of operation have been retroactively included in discontinued operations.

Starting in the third quarter of fiscal year 2021, the Company began to operate in one reportable segment as the discontinued Projects Division comprised substantially all of the Company’s Integrated Solutions segment. Results of discontinued operations includes all revenues and expenses directly derived from the Integrated Solutions Division, with the exception of general corporate overhead and other costs that were previously allocated to the Integrated Solutions segment but have not been allocated to discontinued operations.

The following table presents the gain associated with the sale, presented in the results of our discontinued operations below, for the year ended December 31, 2021:

Gross purchase price	$35,000
Provision (1)	(4,049)
Net assets sold	(14,621)
Realized foreign currency translation adjustments	(1,442)
Total net gain on divestiture of the Projects Division	$14,888

The carrying value of the net assets sold as follows:

Cash and cash equivalents	$2,008
Restricted cash and deposits	371
Trade receivables and unbilled accounts receivable	11,323
Other accounts receivable and prepaid expenses	3,140
Inventories	7,120
Deferred tax assets	2,083
Operating lease right-of-use assets, net of operating lease liabilities	46
Other long-term assets	42
Property and equipment, net	3,926
Goodwill and intangible assets, net	302
Trade payables	(4,156)
Customer advances	(3,420)
Other accounts payable and accrued expenses and deferred revenues	(8,123)
Severance pay, net	(41)

Total net assets sold	$14,621

(1)
According to the Purchase Agreement of the Projects division dated February 7, 2021, the Company was financially liable for the outcome of Magal Mexico's dispute with the Mexican tax authorities and had to indemnify Aeronautics Ltd. For further information and final resolution of the dispute refer to Note 10b.

The following table presents the results of the discontinued operations for the years ended December 31, 2023, 2022 and 2021, are presented below:

	Year ended December 31,
	2023	2022	2021

Revenues	$-	$-	$17,177
Cost of revenues	-	-	14,906

Gross profit	-	-	2,271

Operating expenses:
Research and development, net	-	-	828
Selling and marketing	-	-	2,223
General and administrative	-	-	3,814

Total operating expenses	-	-	6,865

Operating loss	-	-	(4,594)
Financial expenses, net	-	-	(76)

Loss before income taxes	-	-	(4,670)
Taxes on income	-	-	1,611

Loss after income taxes	-	-	(6,281)
Capital gain (loss) from discontinued operation	-	(198)	14,888

Net income (loss) from discontinued operation	$-	$(198)	$8,607

The following table presents cash flows for discontinued operations:

	Year ended December 31,
	2023	2022	2021

Net cash provided by (used in) discontinued operating activities	$22	$(4,180)	$1,392

Net cash provided by (used in) discontinued investing activities	$-	$-	$32,447